Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Collateralized Loan Obligations - 95.1%
AB BSL CLO 2 Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.6116%, 8.9196%,
4/15/34 (144A)
‡
$ 1,000,000 $ 907,961
AGL CLO 10 Ltd. 2021-10A D, CME Term SOFR 3 Month + 3.1616%, 8.4696%,
4/15/34 (144A)
‡
2,000,000 1,917,234
AGL CLO 6 Ltd. 2020-6A DR, CME Term SOFR 3 Month + 3.5116%, 8.8378%,
7/20/34 (144A)
‡
2,000,000 1,953,606
AGL CLO 7 Ltd. 2020-7A DR, CME Term SOFR 3 Month + 3.3616%, 8.6696%,
7/15/34 (144A)
‡
250,000 244,352
Annisa CLO Ltd. 2016-2A DR, ICE LIBOR USD 3 Month + 3.0000%, 8.5877%,
7/20/31 (144A)
‡
1,500,000 1,467,233
Apidos CLO XXIII 2015-23A DR, CME Term SOFR 3 Month + 3.2116%, 8.5196%,
4/15/33 (144A)
‡
950,000 916,587
Ares XLI CLO Ltd. 2016-41A DR, CME Term SOFR 3 Month + 3.2616%,
8.5696%, 4/15/34 (144A)
‡
1,250,000 1,189,136
Battery Park CLO II Ltd. 2022-1A D, CME Term SOFR 3 Month + 5.6800%,
11.0061%, 10/20/35 (144A)
‡
2,000,000 2,024,624
BlueMountain CLO XXVI Ltd. 2019-26A D2R, CME Term SOFR 3 Month +
4.6316%, 9.9578%, 10/20/34 (144A)
‡
1,250,000 1,187,942
BlueMountain CLO XXVIII Ltd. 2021-28A D, CME Term SOFR 3 Month + 3.1616%,
8.4696%, 4/15/34 (144A)
‡
3,500,000 3,298,334
BlueMountain CLO XXX Ltd. 2020-30A DR, CME Term SOFR 3 Month +
3.3000%, 8.6080%, 4/15/35 (144A)
‡
1,500,000 1,393,674
BlueMountain CLO XXXI Ltd. 2021-31A D, CME Term SOFR 3 Month + 3.2616%,
8.5817%, 4/19/34 (144A)
‡
1,250,000 1,187,447
Boyce Park CLO Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.1000%,
8.4335%, 4/21/35 (144A)
‡
1,500,000 1,423,930
Carlyle US CLO Ltd. 2021-10A D, CME Term SOFR 3 Month + 3.5616%,
8.8877%, 10/20/34 (144A)
‡
3,000,000 2,910,039
Carlyle US CLO Ltd. 2021-7A C, ICE LIBOR USD 3 Month + 3.1000%, 8.6696%,
10/15/35 (144A)
‡
2,000,000 1,932,996
CARLYLE US CLO Ltd. 2022-2A C, CME Term SOFR 3 Month + 3.5500%,
8.8761%, 4/20/35 (144A)
‡
2,500,000 2,358,978
Cedar Funding VI CLO Ltd. 2016-6A DRR, CME Term SOFR 3 Month + 3.5716%,
8.8977%, 4/20/34 (144A)
‡
1,000,000 954,465
Cedar Funding X CLO Ltd. 2019-10A DR, CME Term SOFR 3 Month + 3.4616%,
8.7878%, 10/20/32 (144A)
‡
2,000,000 1,937,162
CIFC Funding Ltd. 2015-3A DR, CME Term SOFR 3 Month + 2.7616%, 8.0817%,
4/19/29 (144A)
‡
1,500,000 1,404,021
CIFC Funding Ltd. 2017-5A C, CME Term SOFR 3 Month + 3.1116%, 8.4196%,
11/16/30 (144A)
‡
2,000,000 1,945,250
CIFC Funding Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.3616%, 8.6878%,
4/20/32 (144A)
‡
1,000,000 983,274
Dryden 105 CLO Ltd. 2023-105A D, CME Term SOFR 3 Month + 5.2000%,
10.0586%, 4/18/36 (144A)
‡
1,500,000 1,507,284
Dryden 37 Senior Loan Fund 2015-37A DR, CME Term SOFR 3 Month +
2.7616%, 8.0696%, 1/15/31 (144A)
‡
1,500,000 1,372,737
Dryden 54 Senior Loan Fund 2017-54A C, CME Term SOFR 3 Month + 2.4116%,
7.7317%, 10/19/29 (144A)
‡
1,000,000 990,668
Dryden 58 CLO Ltd. 2018-58A D, CME Term SOFR 3 Month + 2.9616%,
8.2696%, 7/17/31 (144A)
‡
1,500,000 1,441,106
Dryden 60 CLO Ltd. 2018-60A D, CME Term SOFR 3 Month + 3.2616%,
8.5696%, 7/15/31 (144A)
‡
3,250,000 3,144,742
Dryden 80 CLO Ltd. 2019-80A DR, CME Term SOFR 3 Month + 3.1000%,
8.4080%, 1/17/33 (144A)
‡
1,000,000 883,089

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Dryden 90 CLO Ltd. 2021-90A D, ICE LIBOR USD 3 Month + 3.0000%,
8.3791%, 2/20/35 (144A)
‡
$ 1,000,000 $ 940,914
Franklin Park Place CLO I LLC 2022-1A D, CME Term SOFR 3 Month + 3.7500%,
9.0610%, 4/14/35 (144A)
‡
2,500,000 2,368,668
Gilbert Park CLO Ltd. 2017-1A D, CME Term SOFR 3 Month + 3.2116%, 8.5196%,
10/15/30 (144A)
‡
1,000,000 968,667
HalseyPoint CLO 3 Ltd. 2020-3A D1, CME Term SOFR 3 Month + 4.5116%,
9.8807%, 11/30/32 (144A)
‡
1,000,000 1,000,843
Jamestown CLO XI Ltd. 2018-11A C, CME Term SOFR 3 Month + 3.5116%,
8.8227%, 7/14/31 (144A)
‡
1,000,000 978,862
KKR CLO 27 Ltd. 27A DR, CME Term SOFR 3 Month + 3.2500%, 8.5580%,
10/15/32 (144A)
‡
1,250,000 1,160,125
LCM 30 Ltd. 30A DR, CME Term SOFR 3 Month + 3.2616%, 8.5877%, 4/20/31
(144A)
‡
435,000 397,360
LCM 31 Ltd. 31A D, CME Term SOFR 3 Month + 3.8616%, 9.1878%, 1/20/32
(144A)
‡
3,000,000 2,740,365
LCM 36 Ltd. 36A D, CME Term SOFR 3 Month + 3.6616%, 8.9696%, 1/15/34
(144A)
‡
2,000,000 1,789,260
Madison Park Funding XVII Ltd. 2015-17A DR, CME Term SOFR 3 Month +
3.8616%, 9.1951%, 7/21/30 (144A)
‡
2,000,000 2,000,220
Madison Park Funding XXI Ltd. 2016-21A C2RR, CME Term SOFR 3 Month +
5.4116%, 10.7196%, 10/15/32 (144A)
‡
1,000,000 967,592
Madison Park Funding XXX Ltd. 2018-30A D, CME Term SOFR 3 Month +
2.7616%, 8.0696%, 4/15/29 (144A)
‡
622,900 603,992
Nassau Ltd. 2019-IA BR, ICE LIBOR USD 3 Month + 2.6000%, 8.1696%, 4/15/31
(144A)
‡
1,500,000 1,449,696
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A DR, CME Term SOFR 3
Month + 3.1616%, 8.4696%, 10/16/33 (144A)
‡
2,500,000 2,400,680
Oaktree CLO Ltd. 2019-3A D1R, CME Term SOFR 3 Month + 3.4716%, 8.7977%,
10/20/34 (144A)
‡
2,500,000 2,405,840
OCP CLO Ltd. 2020-19A DR, CME Term SOFR 3 Month + 3.4116%, 8.7378%,
10/20/34 (144A)
‡
2,000,000 1,908,318
Octagon 54 Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.3116%, 8.6196%,
7/15/34 (144A)
‡
1,750,000 1,670,923
Octagon 55 Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.3616%, 8.6878%,
7/20/34 (144A)
‡
3,000,000 2,875,416
Rad CLO 18 Ltd. 2023-18A D, CME Term SOFR 3 Month + 5.2500%, 10.5580%,
4/15/36 (144A)
‡
2,412,000 2,433,843
Rad CLO 19 Ltd. 2023-19A D, CME Term SOFR 3 Month + 5.7500%, 10.8450%,
4/20/35 (144A)
‡
1,000,000 1,002,849
Regatta XX Funding Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.3616%,
8.6696%, 10/15/34 (144A)
‡
250,000 243,748
Rockford Tower CLO Ltd. 2018-2A D, CME Term SOFR 3 Month + 3.3616%,
8.6878%, 10/20/31 (144A)
‡
3,100,000 2,993,103
Rockford Tower CLO Ltd. 2020-1A D, CME Term SOFR 3 Month + 4.0116%,
9.3377%, 1/20/32 (144A)
‡
4,000,000 3,965,888
Sandstone Peak II Ltd. 2023-1A D, CME Term SOFR 3 Month + 6.0200%,
11.1681%, 7/20/36 (144A)
‡
2,000,000 2,002,926
Sandstone Peak Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.8116%, 9.1196%,
10/15/34 (144A)
‡
2,000,000 1,864,148
Sixth Street CLO XIX Ltd. 2021-19A D, CME Term SOFR 3 Month + 3.2616%,
8.5877%, 7/20/34 (144A)
‡
2,500,000 2,419,620
TCI-Flatiron CLO Ltd. 2017-1A D, ICE LIBOR USD 3 Month + 2.7500%, 8.0804%,
11/18/30 (144A)
‡
1,000,000 968,002

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
TCW CLO Ltd. 2020-1A DRR, ICE LIBOR USD 3 Month + 3.4000%, 8.9877%,
4/20/34 (144A)
‡
$ 1,500,000 $ 1,409,980
THL Credit Wind River CLO Ltd. 2018-3A D, CME Term SOFR 3 Month +
3.2116%, 8.5377%, 1/20/31 (144A)
‡
500,000 464,998
TICP CLO VIII Ltd. 2017-8A CR, CME Term SOFR 3 Month + 3.6616%, 8.9877%,
10/20/34 (144A)
‡
2,000,000 1,937,758
Upland CLO Ltd. 2016-1A BR, CME Term SOFR 3 Month + 2.1116%, 7.4378%,
4/20/31 (144A)
‡
1,000,000 972,414
Venture 44 CLO Ltd. 2021-44A D1, CME Term SOFR 3 Month + 3.4916%,
8.8178%, 10/20/34 (144A)
‡
2,000,000 1,825,466
Whitebox CLO II Ltd. 2020-2A DR, CME Term SOFR 3 Month + 3.6116%,
8.9572%, 10/24/34 (144A)
‡
250,000 246,680
Total Collateralized Loan Obligations (cost $97,723,343) 96,257,035
Exchange Traded Fund - 4.3%
Janus Henderson AAA CLO ETF
£
(cost $4,336,294) 87,331 4,387,946
Investment Companies - 0.2%
Money Market Funds - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 5.2625%
£,∞
(cost $198,350) 198,311 198,350
Total Investments (total cost $102,257,987 ) - 99.6% 100,843,331
Cash, Receivables and Other Assets, net of Liabilities - 0.4% 443,736
Net Assets - 100.0% $101,287,067
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 100,843,331 100.0%
– –
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
7/31/23
Investment Company - 4.5%
Exchange Traded Fund - 4.3%
Janus Henderson AAA CLO ETF
∞
$ 89,495 $ 75,066 $ 47,104 $ 4,387,946
Money Market Funds - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 5.2625%
∞
71,173 602 (125) 198,350
Total Affiliated Investments - 4.5% $ 160,668 $ 75,668 $ 46,979 $ 4,586,296
Market Value
at 10/31/22 Purchases Sales
Market Value
at 7/31/23
Investment Company - 4.5%
Exchange Traded Fund - 4.3%
Janus Henderson AAA CLO ETF
∞
$ 3,783,439 $ 6,918,418 $ (6,436,081) $ 4,387,946
Money Market Funds - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 5.2625%
∞
7,585,792 43,993,940 (51,381,859) 198,350
Total Affiliated Investments - 4.5% $ 11,369,231 $ 50,912,358 $ (57,817,940) $ 4,586,296

Janus Henderson B-BBB CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2023

ETF Exchange Traded Fund
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of July 31, 2023.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of July 31, 2023.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2023 is $96,257,035 which represents 95.0% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 96,257,035 $ —
Exchange Traded Fund 4,387,946 — —
Investment Companies — 198,350 —
Total Assets $ 4,387,946 $ 96,455,385 $ —

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-35-70447 09-23